Expense Example, No Redemption - PIMCO Emerging Markets Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	497	754	1,030	1,819	202	624	1,073	2,317